Shareholder Report, Holdings (Details) - C000226008	Jun. 30, 2024
FHLMC8090799
Holdings [Line Items]
Percent of Total Investments	6.90%
FNMA8090457
Holdings [Line Items]
Percent of Total Investments	5.00%
FNMA8090268
Holdings [Line Items]
Percent of Total Investments	3.40%
FNMA8090487
Holdings [Line Items]
Percent of Total Investments	2.40%
FNMA8090464
Holdings [Line Items]
Percent of Total Investments	2.10%
FNMA8090265
Holdings [Line Items]
Percent of Total Investments	2.10%
FNMA8090508
Holdings [Line Items]
Percent of Total Investments	2.00%
FNMA8090604
Holdings [Line Items]
Percent of Total Investments	2.00%
FNMA8090500
Holdings [Line Items]
Percent of Total Investments	1.80%
FNMA8090485
Holdings [Line Items]
Percent of Total Investments	1.70%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	99.10%